Note Fair value measurement (Assets measured at fair value on nonrecurring basis) (Detail) - Fair Value, Measurements, Nonrecurring - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	$ 79,175	$ 67,915	$ 71,750
Loans held-for-sale	0	44,923	21,609
Other real estate owned	44,735	67,268	93,130
Other Foreclosed Assets	25	75	1,368
Total	123,935	180,181	187,857
Write-down	(36,544)	(110,079)	(59,431)
Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Write-down	(26,272)	(63,002)	(15,405)
Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Write-down	0	(66)	(38)
Other real estate owned
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Write-down	(10,260)	(46,164)	(42,366)
Other foreclosed assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Write-down	(12)	(847)	(1,622)
Level 1 | Fair Value by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0	0
Loans held-for-sale	0	0	0
Other real estate owned	0	0	0
Other Foreclosed Assets	0	0	0
Total	0	0	0
Level 2 | Fair Value by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0	0
Loans held-for-sale	0	0	0
Other real estate owned	0	574	6,610
Other Foreclosed Assets	0	0	0
Total	0	574	6,610
Level 3 | Fair Value by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	79,175	67,915	71,750
Loans held-for-sale	0	44,923	21,609
Other real estate owned	44,735	66,694	86,520
Other Foreclosed Assets	25	75	1,368
Total	$ 123,935	$ 179,607	$ 181,247